Capital Disclosures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [line items]
Long-term debt, net	$ 20,843	$ 20,522
Total shareholders’ equity	$ 34,991	$ 31,974	$ 31,653
Debt to book capitalization	37.00%	39.00%
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	25.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	45.00%
Debt to book capitalization ratio	65.00%